SUBSEQUENT EVENTS (Details Narrative) - $ / shares		2 Months Ended	6 Months Ended
	Nov. 21, 2021	Nov. 19, 2021	Jun. 24, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Sale of stock, shares issued			664,973
Sale of stock price per share			$ 1.00
Warrant exercise price						$ 1.00
Consulting Firm [Member]
Subsequent Event [Line Items]
Issuance of warrants to purchase common stock					150,000
Warrant exercise price					$ 1.10
Warrants term					7 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock, shares issued		170,000
Sale of stock price per share		$ 1.00
Subsequent Event [Member] | Directors [Member] | Halo Management Group LLC [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares rescinded	3,000,000
Subsequent Event [Member] | Consulting Firm [Member]
Subsequent Event [Line Items]
Issuance of warrants to purchase common stock				150,000
Warrant exercise price				$ 1.10
Warrants term				7 years